Revenues and Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Revenues Abstract
Payroll and related expenses	$ 366	$ 465	$ 257
Clearing fees	1,113	213
Traffic acquisition costs	3,070	1,118
Share-based payment	33	53	5
Internet services providers	2,135	1,747	973
Networks and servers	570	341	129
Amortization and impairment of intangible assets and depreciation	1,244	1,156	1,084
Other	121	52	51
Cost of revenues	$ 8,652	$ 5,145	$ 2,499